Condensed Financial Information of the Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (36,948)	$ (5,307)	¥ (35,939)	¥ (35,387)
Total operating expenses	120,970	17,376	116,389	134,413
Operating loss	(46,345)	(6,658)	(74,349)	(125,917)
Interest income	883	127	1,057	174
Net loss	(47,994)	(6,894)	(80,463)	(86,575)
Modification of Redeemable Convertible Preferred Shares	(9,986)	(1,434)
Accretion to redemption value of redeemable convertible preferred shares	17,262	2,480		7,566
Net loss attributable to ordinary shareholders	(75,793)	(10,887)	(79,113)	(94,999)
Other comprehensive income
Foreign currency translation adjustments net of tax of nil	1,346	193	1,723	7,819
Total other comprehensive income, net of tax	1,346	193	1,723	6,494
Comprehensive loss attributable to EHang Holdings Limited	(47,199)	(6,780)	(77,390)	(80,939)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(1,529)	(220)	(740)	(897)
Total operating expenses	(1,529)	(220)	(740)	(897)
Operating loss	(1,529)	(220)	(740)	(897)
Interest income	135	19	2	10
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(47,151)	(6,772)	(78,375)	(86,546)
Net loss	(48,545)	(6,973)	(79,113)	(87,433)
Modification of Redeemable Convertible Preferred Shares	(9,986)	(1,434)
Accretion to redemption value of redeemable convertible preferred shares	(17,262)	(2,480)
Net loss attributable to ordinary shareholders	(75,793)	(10,887)	(79,113)	(94,999)
Other comprehensive income
Foreign currency translation adjustments net of tax of nil	1,346	193	1,723	6,494
Total other comprehensive income, net of tax	1,346	193	1,723	6,494
Comprehensive loss attributable to EHang Holdings Limited	¥ (74,447)	$ (10,694)	¥ (77,390)	¥ (88,505)